THE RBB FUND TRUST

Torray Fund (the “Fund”)
(Ticker: TORYX)
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Supplement dated May 6, 2025
to the Prospectus and Statement of Additional Information (“SAI”) dated December 31, 2024
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Effective immediately, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Torray Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Torray Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Fund at 1-800-626-9769 (toll free).
Investors should retain this supplement for future reference.